WORLD FUNDS TRUST
                      8730 STONY POINT PARKWAY, SUITE 205
                               RICHMOND, VA 23229


June 23, 2008


VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:  World Funds Trust
           -------------------------------------------------------------------
          (File Nos. 333-148723 and 811-22172)
      ----------------------------------------

Ladies and Gentlemen:

     We are requesting a name change on the EDGAR system for each of the series currently listed under World Funds Trust. Specifically:

Currently                       Change to
----------                      ----------

Abacus Quantitative Fund        Commonwealth Quantitative Fund
Abacus Small Cap Fund           Commonwealth Small Cap Fund

Should you have questions, please do not hesitate to contact me at 804.267.7403.



Sincerely,

/s/ Lori Martin
-------------------
Lori Martin